Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 165,262,500.00
Total Fee Amount	22,822.75
Total Offset Amount	0.00
Net Fee	$ 22,822.75
Offering Table N/A
Offset Table N/A	N/A